Pensions - Funding and contributions by the Group and most significant assumptions used for the Main Scheme (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Pensions
Amount of impact of guaranteed minimum pension equalisation		£ 169	£ 141
Main Scheme
Pensions
Period of funding valuations (in years)		3 years
Funding level, as percent					96.00%
Pension liabilities					£ 47,000
Deficit					£ 2,000
Cash payment	£ 2,000
Average cost (as a percent)	44.00%
Amount of impact of guaranteed minimum pension equalisation				£ 102
Main Scheme | Principal IAS 19 actuarial assumptions
Pensions
Discount rate		1.40%	2.10%
Inflation assumption (RPI)		2.90%	2.90%
Rate of increase in salaries		1.80%	1.80%
Rate of increase in deferred pensions		3.00%	3.00%
Rate of increase in pensions in payment		2.70%	2.80%
Proportion of pension converted to a cash lump sum at retirement		20.00%	20.00%
Longevity at age 60 for current pensioners (years), males		27 years 1 month 6 days	26 years 10 months 24 days
Longevity at age 60 for current pensioners (years), females		29 years	28 years 8 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), males		28 years 3 months 18 days	28 years 2 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), females		30 years 4 months 24 days	30 years 2 months 12 days
Main Scheme | Triennial valuation 2017
Pensions
Discount rate spread				0.80%
Proportion of pension converted to a cash lump sum at retirement			18.00%
Longevity at age 60 for current pensioners (years), males			28 years 1 month 6 days
Longevity at age 60 for current pensioners (years), females			29 years 8 months 12 days
Longevity at age 60 for future pensioners currently aged 40 (years), males			29 years 3 months 18 days
Longevity at age 60 for future pensioners currently aged 40 (years), females			31 years 6 months